FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair values of financial instruments [Table Text Block]
As at	December 31, 2022		December 31, 2021
(Cdn$ thousands)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets at amortized cost:
Cash	8,833	8,833	12,239	12,239
Accounts receivable	89,235	89,235	49,433	49,433
Financial assets at fair value through profit or loss:
Risk management contracts	19,293	19,293	289	289
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	135,547	135,547	116,866	116,866
Bank debt	179,800	179,800	106,300	106,300
Term debt	78,932	78,932	134,747	134,747
Financial liabilities at fair value through profit or loss:
Risk management contracts	7,286	7,286	26,394	26,394
Warrant liability	21,971	21,971	11,360	11,360

Disclosure of detailed information about maximum exposure to credit risk for loans and receivables [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021
Oil and gas marketers	85,838	43,206
Joint venture	334	528
GST input tax credit	2,935	2,965
Other	128	2,734
Accounts receivable	89,235	49,433

Disclosure of detailed information about maximum exposure to credit risk for risk management contracts [Table Text Block]
December 31, 2022	Gross Assets (Liabilities)	Amount Offset Assets (Liabilities)	Net Amount Presented
(Cdn$ thousands)
Current:
Risk management contract assets	28,356	(9,063)	19,293
Risk management contract liabilities	(16,349)	9,063	(7,286)
Net asset	12,007	-	12,007
December 31, 2021	Gross Assets (Liabilities)	Amount Offset Assets (Liabilities)	Net Amount Presented
(Cdn$ thousands)
Current:
Risk management contract assets	289	-	289
Risk management contract liabilities	(23,344)	-	(23,344)

Long-term:
Risk management contract liabilities	(3,050)	-	(3,050)
Net liability	(26,105)	-	(26,105)

Disclosure of detailed information about liquidity risk [Table Text Block]
(Cdn$ thousands)	1 Year	2-3 Years	4-5 Years	Thereafter	Total
Accounts payable and accrued liabilities	135,547	-	-	-	135,547
Bank indebtedness - principal	-	179,800	-	-	179,800
Bank indebtedness - interest	13,737	5,579	-	-	19,316
Term debt - principal	-	89,080	-	-	89,080
Term debt - PIK interest	-	5,196	-	-	5,196
Lease obligations[1]	1,405	2,398	1,899	1	5,703
Risk management contracts	7,286	-	-	-	7,286
Decommissioning obligations[1]	-	-	-	30,197	30,197
Total liabilities	157,975	282,053	1,899	30,198	472,125

1      These values are undiscounted and will differ from the amounts presented elsewhere in these consolidated financial statements.

Disclosure of detailed information about fair value of all outstanding risk management contracts by commodity type [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021
Crude oil	(5,801)	(13,463)
Natural gas	17,808	(2,773)
NGL	-	(9,869)
Total net asset (liability)	12,007	(26,105)

Disclosure of detailed information about the summary of commodity risk management contracts outstanding [Table Text Block]
Remaining Term	Reference	Total Daily Volume(bbls/d)	Weighted Average (Price/bbls)
Crude Oil Swaps
Jan 1, 2023 - Jun 30, 2023	US$ WTI	1,000	87.00
Jan 1, 2023 - Dec 31, 2023	US$ WTI	1,100	65.00

Remaining Term	Reference	Total Daily Volume(GJ/d)	Total Daily Volume (MMbtu/d)	Weighted Average(CDN$/GJ)	Weighted Average (US$/MMbtu)
Natural Gas Swaps
Apr 1, 2023 - Sep 30, 2023	CDN$ AECO	30,000	-	4.96	-
Jan 1, 2023 - Jun 30, 2023	US$ Dawn	-	30,000	-	3.04
Jan 1, 2023 - Dec 31, 2023	US$ AECO - NYMEX	-	30,000	-	(1.48)

Natural Gas Collar
Jan 1, 2023 - Dec 31, 2023	US$ NYMEX	-	30,000	-	5.00 - 9.80

Disclosure of detailed information about breakdown of realized and unrealized gains and losses recognized by commodity type [Table Text Block]
Year Ended December 31, 2022	Crude Oil	Natural Gas	NGL	Total
(Cdn$ thousands)
Realized loss on risk management contracts	(51,195)	(43,077)	(11,705)	(105,977)
Unrealized gain on risk management contracts	7,662	20,581	9,869	38,112
Loss on risk management contracts	(43,533)	(22,496)	(1,836)	(67,865)

Year Ended December 31, 2021	Crude Oil	Natural Gas	NGL	Total
(Cdn$ thousands)
Realized loss on risk management contracts	(62,112)	(23,452)	(9,843)	(95,407)
Unrealized loss on risk management contracts	(1,509)	(5,271)	(9,869)	(16,649)
Loss on risk management contracts	(63,621)	(28,723)	(19,712)	(112,056)

Year Ended December 31, 2020	Crude Oil	Natural Gas	Total
(Cdn$ thousands)
Realized gain (loss) on risk management contracts	67,322	(1,201)	66,121
Unrealized gain (loss) on risk management contracts	(18,758)	405	(18,353)
Gain (loss) on risk management contracts	48,564	(796)	47,768

Disclosure of detailed information about commodity price risk impact [Table Text Block]
Year Ended December 31, 2022	Increase 10%	Decrease 10%
(Cdn$ thousands)
Crude oil	(6,276)	6,276
Natural gas	(11,359)	11,450

Year Ended December 31, 2021	Increase 10%	Decrease 10%
(Cdn$ thousands)
Crude oil	(18,559)	18,559
Natural gas	(7,960)	8,889
NGLs	(1,205)	(1,205)

Year Ended December 31, 2020	Increase 10%	Decrease 10%
(Cdn$ thousands)
Crude oil	(12,348)	12,348
Natural gas	(5,847)	5,847

Disclosure of detailed information about adjusted EBITDA [Table Text Block]
For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Net profit (loss) before income tax	256,820	(71,821)	53,410
Add (deduct):
Unrealized (gain) loss on risk management contracts	(38,112)	16,649	18,353
Optimization fees	-	19,708	670
Transaction costs	19,080	-	-
Share-based compensation	10,044	14,039	7,155
Depletion, depreciation and impairment	147,168	127,333	135,184
Finance	25,497	21,264	37,344
Loss (gain) on foreign exchange	7,229	(350)	817
Loss (gain) on warrant liability	10,611	96	(3,981)
Loss (gain) on debt repayment	218	-	(88,160)
Loss on asset disposition	-	13,813	-
Loss on settlement under long term retention program	-	527	-
Other income, excluding transportation income	(2,939)	(1,022)	(4,639)
Adjusted EBITDA	435,616	140,236	156,153

Disclosure of detailed information about calculation of net debt to annualized quarterly adjusted EBITDA [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Cash	(8,833)	(12,239)	(6,078)
Accounts receivable	(89,235)	(49,433)	(30,298)
Prepaid expenses and deposits	(4,564)	(2,751)	(2,680)
Accounts payable and accrued liabilities	135,547	116,866	54,193
Adjusted working capital deficit	32,915	52,443	15,137

Total bank debt	179,800	106,300	163,600
Total term debt	78,932	134,747	120,435
Total net debt	291,647	293,490	299,172
Adjusted EBITDA	435,616	140,236	156,153
Net debt to adjusted EBITDA	0.7	2.1	1.9